VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2018:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	135.1	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	135.1	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	135.1	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	135.1	February 2025
Golar Tundra	November 2015	254.6	168.7	November 2018 (1)	76.4	November 2025
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026
Golar Crystal	March 2017	187.0	97.3	March 2020	50.6	March 2027
Hilli	June 2018	1,200.0	633.2	June 2023	300.0	June 2028

(1) We did not exercise the first repurchase option relating to the Golar Tundra.

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2018, are shown below:

(in thousands of $)	2019	2020	2021	2022	2023	2024+
Golar Glacier	17,100	17,147	17,100	17,100	17,100	12,884
Golar Kelvin	17,100	17,147	17,100	17,100	17,100	15,695
Golar Snow	17,100	17,147	17,100	17,100	17,100	15,695
Golar Ice	17,100	17,147	17,100	17,100	17,100	18,599
Golar Tundra (1)(2)	22,437	21,548	20,610	19,697	18,784	32,079
Golar Seal (2)	13,754	13,717	13,717	13,717	13,754	27,433
Golar Crystal (1)	12,441	12,335	12,175	12,050	11,907	37,601
Hilli (1)	128,418	123,526	118,800	114,075	109,463	412,055

(1) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above include variable rental payments due under the lease based on an assumed LIBOR plus a margin.
(2) The payment obligations relating to the Golar Tundra and the Golar Seal above have been prepared on the assumption that we are able to secure a replacement charter for these two vessels, to ensure continuation of these financing arrangements. Refer to note 1 for further details.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2018 and 2017, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	2018	2017
Assets									Total	Total
Restricted cash and short-term deposits (see note 14)	21,170	71,924	19,294	8	—	3,405	3,186	57,441	176,428	130,063

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	39,319	182,540	30,404	117,888	121,741	—	5,741	148,880	646,513	833,664
Long-term interest bearing debt - non-current portion (1)	114,093	—	123,267	—	—	123,524	90,790	749,100	1,200,774	252,691
	153,412	182,540	153,671	117,888	121,741	123,524	96,531	897,980	1,847,287	1,086,355
(1) Where applicable, these balances are net of deferred finance charges (see note 20).

The assets and liabilities of Hilli LLC that most significantly impact our consolidated balance sheet as of December 31, 2018, are as follows:

(in thousands of $)	Hilli LLC (2)
Assets
Cash and short-term deposits	85,238
Restricted cash and short-term deposits	57,441
Vessels and equipment, net	1,301,279
Other non-current assets	91,431
1,535,389

Liabilities
Current portion of long-term debt and short-term debt (1)	148,880
Long-term interest bearing debt - non-current portion (1)	749,100
897,980
(1) Where applicable, these balances are net of deferred finance charges.
(2) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.